RMB SMID Cap Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Aerospace & Defense - 6.5%
BWX Technologies, Inc.	11,198	$1,104,683
Curtiss-Wright Corp.	6,334	2,009,588
HEICO Corp.	7,432	1,985,756
		5,100,027

Automobile Components - 1.0%
Visteon Corp. (a)	10,129	786,213

Banks - 7.8%
Pinnacle Financial Partners, Inc.	27,791	2,946,958
Stock Yards Bancorp, Inc.	16,281	1,124,366
Webster Financial Corp.	38,762	1,998,181
		6,069,505

Biotechnology - 1.5%
CRISPR Therapeutics AG (a)	13,499	459,371
Exact Sciences Corp. (a)	7,118	308,138
Vaxcyte, Inc. (a)	3,870	146,131
Viking Therapeutics, Inc. (a)	10,548	254,734
		1,168,374

Building Products - 3.9%
AAON, Inc.	9,827	767,784
Carlisle Cos., Inc.	4,653	1,584,346
Trex Co., Inc. (a)	12,045	699,814
		3,051,944

Capital Markets - 1.8%
Stifel Financial Corp.	15,172	1,430,113

Chemicals - 1.2%
RPM International, Inc.	8,358	966,853

Commercial Services & Supplies - 4.1%
Copart, Inc. (a)	56,430	3,193,374

Construction Materials - 2.8%
Eagle Materials, Inc.	9,963	2,211,089

Consumer Staples Distribution & Retail - 4.1%
BJ's Wholesale Club Holdings, Inc. (a)	15,783	1,800,840
Casey's General Stores, Inc.	3,266	1,417,575
		3,218,415

Distributors - 1.0%
Pool Corp.	2,422	771,044

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (a)	5,971	600,921

Electronic Equipment, Instruments & Components - 1.5%
Trimble, Inc. (a)	17,707	1,162,464

Equity Real Estate Investment - 5.9%
Alexandria Real Estate Equities, Inc.	11,512	1,064,975
EastGroup Properties, Inc.	11,786	2,076,104
PotlatchDeltic Corp.	32,761	1,478,176
		4,619,255

Financial Services - 0.8%
Jack Henry & Associates, Inc.	3,588	655,169

Ground Transportation - 1.9%
Old Dominion Freight Line, Inc.	9,037	1,495,172

Health Care Equipment & Supplies - 3.0%
IDEXX Laboratories, Inc. (a)	2,051	861,318
Insulet Corp. (a)	2,220	582,994
Merit Medical Systems, Inc. (a)	8,610	910,163
		2,354,475

Hotels, Restaurants & Leisure - 1.2%
Texas Roadhouse, Inc.	5,374	895,470

Household Durables - 1.8%
NVR, Inc. (a)	192	1,390,923

Insurance - 5.1%
American Financial Group, Inc.	13,458	1,767,574
Markel Group, Inc. (a)	1,191	2,226,705
		3,994,279

Life Sciences Tools & Services - 6.2%
BioLife Solutions, Inc. (a)	30,207	689,928
Bio-Techne Corp.	18,813	1,103,006
Repligen Corp. (a)	11,460	1,458,170
West Pharmaceutical Services, Inc.	7,017	1,570,966
		4,822,070

Machinery - 2.5%
IDEX Corp.	4,224	764,417
ITT, Inc.	9,042	1,167,865
		1,932,282

Metals & Mining - 3.0%
Royal Gold, Inc.	5,538	905,518
Steel Dynamics, Inc.	11,696	1,462,936
		2,368,454

Oil, Gas & Consumable Fuels - 6.7%
Devon Energy Corp.	23,940	895,356
Diamondback Energy, Inc.	8,187	1,308,938
Matador Resources Co.	31,871	1,628,289
Range Resources Corp.	35,444	1,415,279
		5,247,862

Semiconductors & Semiconductor Equipment - 4.0%
MKS Instruments, Inc.	8,168	654,665
Monolithic Power Systems, Inc.	4,276	2,479,995
		3,134,660

Software - 10.7%
Clearwater Analytics Holdings, Inc. - Class A (a)	29,466	789,689
CyberArk Software Ltd. (a)	2,234	755,092
Fair Isaac Corp. (a)	1,384	2,552,317
PTC, Inc. (a)	8,485	1,314,751
Q2 Holdings, Inc. (a)	6,176	494,142
Tyler Technologies, Inc. (a)	4,190	2,436,024
		8,342,015

Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	10,022	758,565

Trading Companies & Distributors - 6.2%
Applied Industrial Technologies, Inc.	8,245	1,857,928
Watsco, Inc.	5,822	2,959,323
		4,817,251
TOTAL COMMON STOCKS (Cost $43,844,734)		76,558,238

SHORT-TERM INVESTMENTS - 2.0%	Shares	Value
Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 4.27% (b)	1,556,913	1,556,913
TOTAL SHORT-TERM INVESTMENTS (Cost $1,556,913)		1,556,913

TOTAL INVESTMENTS - 100.0% (Cost $45,401,647)		78,115,151
Other Assets in Excess of Liabilities - 0.0% (c)		31,343
TOTAL NET ASSETS - 100.0%		$78,146,494
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi RMB Capital, LLC.

Investment Valuation

Portfolio holdings and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. If market quotations for a portfolio holding are unavailable, or deemed by Curi RMB Capital, LLC (“Curi RMB” or the “Adviser”) to be unreliable, the portfolio holding shall be fair valued by the Adviser, as the “valuation designee” approved by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, in accordance with valuation procedures approved by the Board.

Exchange-Listed Equities and Funds and Depositary Receipts

The market value of an equity security, exchange-traded fund (e.g., ETF or closed-end fund), or depositary receipt (e.g., ADR or GDR) traded on a national stock exchange (other than Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”)) is the last reported sale price on the exchange on which the security trades on the valuation date.  If there is no such last sale reported, the security is valued at the mean between the last bid and asked prices on the exchange.

The market value of a security traded on Nasdaq is the Nasdaq Official Closing Price (or “NOCP”) on the valuation date.  The NOCP is determined by Nasdaq to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices.  If the last reported bid and asked prices are above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked prices are below the last sale price, the last reported asked price serves as the NOCP.  If no last sales price is reported, the security is valued at the mean between the closing bid and closing asked prices on the market on which the security trades.

Over-the-Counter Securities

Securities traded over-the-counter (“OTC”) are valued at the last reported sale in the OTC market on which the security trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc. or other recognized OTC market, on the valuation date.  If no last sale is reported, the security is valued at the mean between the closing bid and the closing asked prices on the market on which the security trades.

Foreign Securities

Foreign securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s NAV.  Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates.  For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, a fair value price provided by an Adviser-approved pricing service (“Pricing Service”) is generally used in order to capture events occurring after the applicable foreign exchange closes that may affect the value of certain portfolio holdings traded on that foreign exchange.

Options

Options traded on an exchange are valued at the last reported sale price.  If no sales are reported on a particular business day, the average of the highest bid and lowest asked quotations across the exchanges on which the option is traded is used.

Open-end Registered Investment Companies (excluding ETFs and Closed-End Funds)

Shares of open-end registered investment companies (“funds”) are valued using their respective NAVs.  If a fund’s NAV is not available, the last reported NAV of the fund may be used for one day.

Fixed-Income Securities

Fixed-income securities, including bonds, notes, debentures, certificates of deposit, and commercial paper, generally are valued at the evaluated mean between the closing bid and closing asked prices provided by the Pricing Service. Pricing Services generally take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and may provide a price determined by a matrix pricing method or other analytical pricing models.

Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received in the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants on the measurement date. Various inputs are used in determining the fair value of a Fund’s investments, other assets, and liabilities. These inputs are classified into one of three broad levels that comprise the fair value hierarchy. The lowest level for any significant input used in determining the fair value of an investment, other asset, or liability determines the classification of that asset or liability in the hierarchy. The three levels of the fair value hierarchy are as follows:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. “Observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect Curi RMB’s Valuation Committee’s own assumptions about the factors that market participants would use in pricing an investment and are based on the best information available. These inputs include, but are not limited to, the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following table provides the fair value measurements of applicable Fund assets by security class and fair value hierarchy level as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At March 31, 2025	Level 1	Level 2	Level 3	Total
RMB SMID Cap Fund
Assets
Common Stocks[1]	$76,558,238	$-	$-	$76,558,238
Short-Term Investments	1,556,913	-	-	1,556,913
Total Investments	$78,115,151	$-	$-	$78,115,151

[1]	Refer to the Fund’s Schedule of Investments for a breakdown of holdings by industry.